Vessels, Net (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Balance beginning of period	$ 268,608,363
Impairment loss	0	(277,327,148)	0
Depreciation for the period	(16,386,426)	(32,544,199)	(33,719,712)
Balance end of period	298,376,440	268,608,363
Vessel Cost
Property Plant And Equipment [Line Items]
Balance beginning of period	305,592,515	800,368,624
Vessel acquisitions		53,074,242
Impairment loss		(366,233,564)
Sale of Vessel		(181,616,787)
Newbuilding deliveries	46,019,408
Balance end of period	351,611,923	305,592,515
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance beginning of period	(36,984,152)	(105,220,397)
Impairment loss		88,906,416
Sale of Vessel		11,790,621
Depreciation for the period	(16,251,331)	(32,460,792)
Balance end of period	(53,235,483)	(36,984,152)
Net Book Value
Property Plant And Equipment [Line Items]
Balance beginning of period	268,608,363	695,148,227
Vessel acquisitions		53,074,242
Impairment loss		(277,327,148)
Sale of Vessel		(169,826,166)
Newbuilding deliveries	46,019,408
Depreciation for the period	(16,251,331)	(32,460,792)
Balance end of period	$ 298,376,440	$ 268,608,363